Common Stock (Details Narrative) - USD ($)				1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 29, 2018	Oct. 24, 2017	Oct. 17, 2017	May 14, 2018	Dec. 07, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares sold	206,000			1,150,500	1,000,000
Sale of stock price per share	$ 0.60			$ .60	$ 0.30
Total cash consideration	$ 123,600			$ 690,300	$ 300,000
Number of shares called by each warrants	1			1	1
Fair value of embedded warrants	$ 44,454			$ 290,996	$ 132,458
Common stock shares authorized						495,000,000	495,000,000	495,000,000
Common stock par value						$ 0.00001	$ 0.00001	$ 0.00001
Common stock voting rights						All common shares are entitled to one vote per share in all matters submitted to the shareholders.	All common shares are entitled to one vote per share in all matters submitted to the shareholders
Preferred stock shares issued
Preferred stock shares outstanding
Volatility [Member]
Fair value measurement					163.00%
Discount Rate [Member] | Minimum [Member]
Fair value measurement					1.68%
Discount Rate [Member] | Maximum [Member]
Fair value measurement					1.80%
Class A Warrant [Member]
Number of shares called by each warrants					1
Warrants exercise price per share					$ 0.50	$ 0.50	$ 0.50
Warrants term					24 months
Fair value of embedded warrants					$ 167,542
Class B Warrant [Member]
Number of shares called by each warrants	1			1
Warrants exercise price per share	$ 1.20			$ 1.20		$ 1.20
Warrants term	24 months			24 months
Fair value of embedded warrants	$ 79,146			$ 399,304
13 Shareholders [Member]
Number of shares sold			6,300,000
Sale of stock price per share			$ 0.01
Total cash consideration			$ 63,000
1 Shareholder [Member]
Number of shares sold		666,667
Sale of stock price per share		$ 0.075
Total cash consideration		$ 50,000
217 Holders [Member]
Common stock shares authorized						9,948,077
Common stock par value						$ 0.00001
Preferred stock shares issued
Preferred stock shares outstanding
189 Holders [Member]
Common stock shares authorized							8,591,577
Common stock par value							$ 0.00001